29
                             -  -
                                                   [H&M Draft]
                                               [July 28, 1998]
[Translation]






                      SEMI-ANNUAL REPORT

                   (during the Fourth Term)
                    From:  November 1, 1997
                      To:  April 30, 1998



        AMENDMENT TO SECURITIES REGISTRATION STATEMENT

                        (for NAV Sale)















                      PUTNAM INCOME FUND











                      SEMI-ANNUAL REPORT

                   (during the Fourth Term)
                    From:  November 1, 1997
                      To:  April 30, 1998















                      PUTNAM INCOME FUND

                      SEMI-ANNUAL REPORT
                   (during the Fourth Term)
                    From:  November 1, 1997
                      To:  April 30, 1998

To:  Director of Kanto Local Finance Bureau


Filing Date:   July 31, 1998

Name of the Registrant Fund:            PUTNAM INCOME FUND

Name of Trustees:                            George Putnam
                                                       William
                              F. Pounds
                                                       Jameson
                              A. Baxter
                                                       Hans H.
                              Estin
                                                       John A.
                              Hill
                                                       Ronald
                              J. Jackson
                                                       Paul L.
                              Joskow

Elizabeth T. Kennan

Lawrence J. Lasser
                                                       John H.
                              Mullin, III
                                                       Robert
                              E. Patterson
                                                       Donald
                              S. Perkins
                                                       George
                              Putnam, III
                                                       A.J.C.
                              Smith
                                                       W.
                              Thomas Stephens
                                                       W.
                              Nicholas Thorndike

Address of Principal Office:            One Post Office Square
                                                       Boston,
                              Massachusetts 02109
                                                       U. S.
                              A.

Name and Title of Registration Agent:        Harume Nakano

Attorney-at-Law

Signature [Harume Nakano]

(Seal)

                                                       Ken
                              Miura

Attorney-at-Law

Signature [Ken Miura]

(Seal)

Address or Place of Business            Kasumigaseki Building,
                              25th Floor
                                                       2-5,
                              Kasumigaseki 3-chome
                                                       Chiyoda-
                              ku, Tokyo

Name of Liaison Contact:                Harume Nakano
                                                       Ken
                              Miura

Attorneys-at-Law

Place of Liaison Contact:               Hamada & Matsumoto

Kasumigaseki Building, 25th
                              Floor
                                                       2-5,
                              Kasumigaseki 3-chome
                                                       Chiyoda-
                              ku, Tokyo

Phone Number:                                03-3580-3377

                            - ii -



  Places where a copy of this Semi-annual Report is available for Public Inspection

                        Not applicable.

 (Total number of pages of this Semi-annual Report in Japanese is 41 including the front page)


                       C O N T E N T S


                                                  This
                                                EnglishJapane
se
                                              translationOr
iginal

 I.       STATUS OF INVESTMENT FUND

   (1) Diversification of Investment Portfolio     1      1

   (2) Results of Past Operations                  2      2

       (a)     Record of Changes in Net Assets     2      2

       (b)     Record of Distributions Paid        2      3

   (3) Record of Sales and Repurchases             3      3

II.     OUTLINE OF THE FUND

   1.  Fund                                        4      4

   (1) Amount of Capital Stock                     4      4

   (2) Information Concerning Major Shareholders   4      4

   (3) Information Concerning Directors, Officers and
Employees                                         44

   (4) Description of Business and Outline of Operation     6
6

   (5) Miscellaneous                               7      6

   2.  Putnam Investment Management, Inc.
       (Investment Management Company)             7      7

   (1) Amount of Capital Share                     7      7

   (2) Information Concerning Major Shareholders   7      7

   (3) Information Concerning Officers and Employees        7
7

   (4) Summary of Business Lines and Business Operation     18
17

   (5) Miscellaneous                              32     38

III.      OUTLINE OF THE FINANCIAL STATUS OF THE FUND       32
39

IV.       OUTLINE OF THE FINANCIAL STATUS OF THE
   INVESTMENT MANAGEMENT COMPANY                  32     77

   I.      STATUS OF
     INVESTMENT FUND
                 (1)
     Diversification
       of Investment
          Portfolio:
14                                           (As of
 1                                         June 30,
                                              1998)
   Types of Assets    Name of        Total   Investme
                    Country        U.S.    nt Ratio
                                  Dollars     (%)

   Corporate Bonds    United                    51.46
                    States      1,726,232,
                                       710
                     Canada                     1.34
                                44,862,315
                     United                     0.79
                    Kingdom     26,357,756
                     Netherland                 0.41
                    s           13,703,575
                     Norway                     0.31
                                10,520,664
                     Denmark                    0.25
                                 8,500,658
                     Japan                      0.23
                                 7,742,014
                     Sweden                     0.22
                                 7,233,205
                     Israel                     0.20
                                 6,687,747
                     Indonesia                  0.19
                                 6,244,450
                     China                      0.13
                                 4,317,294
                     Philippine                 0.13
                    s            4,312,198
                     Bermuda                    0.08
                                 2,559,050
                     India                      0.06
                                 1,980,000
                     Finland                    0.05
                                 1,524,955
                     Mexico                     0.04
                                 1,324,651
                     Luxembourg                 0.04
                                 1,255,800
                     Germany                    0.03
                                   886,125
                     Greece                     0.02
                                   619,500
                     Argentina                  0.02
                                   605,400
                     Ireland                    0.01
                                   191,100
                     Switzerlan                 0.01
                    d              187,275
                     Colombia                   0.00
                                   118,300
                     Brazil                     0.00
                                    76,950
                     Ecuador                    0.00
                                    47,500

       Sub-total                              55.98
                                1,878,091,
                                       192
   US Government      United                    25.03
  Obligations        States      839,846,19
                                         0
   Collateralized     United                     9.70
  Mortgage           States      325,379,98
  Obligations                            3
   Foreign            United                     2.93
  Government Bonds   Kingdom     98,235,751
                     Germany                    0.90
                                30,080,591
                     Mexico                     0.81
                                27,194,838
                     Russian                    0.65
                                21,866,176
                     Peru                       0.45
                                15,133,247
                     South                      0.42
                    Africa      14,179,631
                     Korea                      0.28
                                 9,372,263
                     Canada                     0.27
                                 9,141,284
                     Venezuela                  0.21
                                 6,983,375
                     Bulgaria                   0.15
                                 5,018,400

       Sub-total                               7.07
                                237,205,55
                                         6
   Brady Bonds        Brazil                     0.70
                                23,566,447
                     Argentina                  0.53
                                17,734,423
                     Philippine                 0.34
                    s           11,508,413

       Sub-total                               1.57
                                52,809,283
   Units              United                     0.31
                    States      10,429,738
                     Germany                    0.30
                                 9,922,207
                     Columbia                   0.03
                                  846,000

       Sub-total                               0.63
                                21,197,945
   Preferred Stock    United                     0.52
                    States      17,321,906
   Municiapal Bonds   United                     0.26
                    States       8,715,105
   Convertible Bonds  United                     0.12
                    States       4,056,313
                      United                     0.06
                    Kingdom      1,876,875

       Sub-total                               0.18
                                 5,933,188
   Common stock       United                     0.03
                    States         897,056
   Warrants           United                     0.01
                    States        262,239
                     Ireland                    0.00
                                     9,100

       Sub-total                               0.01
                                   271,339
   Convertible        United                     0.00
  Preferred Stocks   States         113,864
   Cash, Deposit and                            -0.98
  Other Assets                  (32,949,98
  (After deduction                      7)
  of liabilities)
         Total                               100.00
                                3,354,832,
                                       620
         (Net Asset              (\473,031
         Value)                   million)






     Note 1: Investment ratio is calculated by dividing each asset at its market value by the total Net Asset Value of the Fund. The same applies hereinafter.
     Note 2: The exchange rate of U.S. Dollars ("dollar" or "$") into Japanese Yen is Yen141.00 for one U.S. Dollar, which is the actual middle point between the selling and buying currency rate by telegraphic transfer of The Bank of Tokyo-Mitsubishi, Ltd. on the end of June, 1998. The same applies hereinafter.
     Note 3: In this report, money amounts and percentages have been rounded. Therefore, there are cases in which the amount for the "total" column is not equal to the aggregate amount. Also, conversion into other currencies is done simply by multiplying the corresponding amount by the conversion rate specified and rounded up when necessary. As a result, in this report, there are cases in which figures for the same information differ from each other.

(2)  Results of Past Operations
 (a) Record of Changes in Net Assets (Class M Shares)
          Record of changes in net assets at the end of each of during the one year period up to and including the end of June, 1998 is as follows:











 (b) Record of Distributions Paid (Class M Shares)
     3rd Fiscal Year (11/1/96 - 10/31/97):   $0.43 (Yen0.63)
     Record of distribution paid at the end of each month during the period from November 1997 up to and including
     June 1998 is as follows:









          Note:     Operations of Class M Shares were
     commenced on December 14, 1994.

(3)  Record of Sales and Repurchases (Class M Shares)
          Record of sales and repurchases during one year period up to and including the end of June, 1998 and number of outstanding shares of the Fund as of the end of June, 1998 are as follows:

______________________________________________________________
______
                  Number of      Number of    Number of Out-
                 Shares Sold  Shares Redeemed       standing
Shares___

      Worldwide 241,388,000    70,565,974     174,784,738
      (In Japan)(238,171,700)(68,997,800)   (169,173,900)

______________________________________________________________
______

II.  OUTLINE OF THE FUND

1.   Fund
(1)  Amount of Capital Stock (as of the end of June, 1998)
          Not applicable.
(2)  Information Concerning Major Shareholders
          Not applicable.
(3)  Information Concerning Directors, Officers and Employees
     (1) Trustees and Officers of the Fund
     (as of the filing date)
                                                      Shares
Name           Office and    Resume                   Owned
               Title
George Putnam  Chairman and  present: Chairman and        0
               President           Director of
                                   Putnam Management
                                   and Putnam Mutual
                                   Funds Corp.
                                   Director, Marsh &
                                   McLennan
                                   Companies, Inc.
William F.     Vice          present: Professor of    28,445
Pounds         Chairman            Management,        .484
                                   Alfred P. Sloan
                                   School of
                                   Management,
                                   Massachusetts
                                   Institute of
                                   Technology
Jameson Adkins Trustee       present: President,
Baxter                             Baxter             912.715
                                   Associates, Inc.
Hans H. Estin  Trustee       present: Vice Chairman,
                                   North American     360.263
                                   Management Corp.
John A. Hill   Trustee       present: Chairman and        0
                                   Managing
                                   Director, First
                                   Reserve
                                   Corporation
Ronald J.      Trustee       present: Former
Jackson                            Chairman,          419.530
                                   President and
                                   Chief Executive
                                   Officer of Fisher-
                                   Price, Inc.,
                                   Trustee of Salem
                                   Hospital and the
                                   Peabody Essex
                                   Museum
Paul. L.       Trustee       present: Professor of
Joskow                             Economics and      143.272
                                   Management,
                                   Massachusetts
                                   Institute of
                                   Technology,
                                   Director, New
                                   England Electric
                                   System, State
                                   Farm Indemnity
                                   Company and
                                   Whitehead
                                   Institute for
                                   Biomedical
                                   Reserach
Elizabeth T.   Trustee       present: President
Kennan                             Emeritus and       242.562
                                   Professor, Mount
                                   Holyoke College
Lawrence J.    Trustee and   present: President,
Lasser         Vice                Chief Executive    156.648
               President           Officer and
                                   Director of
                                   Putnam
                                   Investments, Inc.
                                   and the
                                   Investment
                                   Management
                                   Company
                                   Director, Marsh &
                                   McLennan
                                   Companies, Inc.
John H.        Trustee       present: Chairman and
Mullin, III                        Chief Executive    729.613
                                   Officer of
                                   Ridgeway Farm,
                                   Director of ACX
                                   Technologies,
                                   Inc., Alex Brown
                                   Realty, Inc. and
                                   The Liberty
                                   Corporation
Robert E.      Trustee       present: President and
Patterson                          Trustee of Cabot   1,013.607
                                   Industrial Trust,
                                   Trustee of the
                                   SEA Education
                                   Association
Donald S.      Trustee       present: Director of
Perkins                            various            3,324.900
                                   corporations,
                                   including Cummins
                                   Engine Company,
                                   Lucent
                                   Technologies,
                                   Inc., Nanophase
                                   Technologies,
                                   Inc., Springs
                                   Industries, Inc.
                                   and Time Warner
                                   Inc.
George Putnam, Trustee       present: President, New
III                                Generation         4,118.574
                                   Research, Inc.
A.J.C. Smith   Trustee       present: Chairman and
                                   Chief Executive    234.290
                                   Officer, Marsh &
                                   McLennan
                                   Companies, Inc.
W. Thomas      Trustee       present: President and
Stephens                           Chief Executive    105.941
                                   Officer of
                                   MacMillian
                                   Bloedel Ltd.,
                                   Director of Mail-
                                   well Inc., Qwest
                                   Communications,
                                   The Eagle Picher
                                   Trust and New
                                   Century Energies
W. Nicholas    Trustee       present: Director of
Thorndike                          various            156.648
                                   corporations and
                                   charitable
                                   organizations,
                                   including Data
                                   General
                                   Corporation,
                                   Bradley Real
                                   Estate, Inc. and
                                   Providence
                                   Journal Co.
                                   Trustee of Cabot
                                   Industrial Trust,
                                   Massachusetts
                                   General Hospital
                                   and Eastern
                                   Utilities
                                   Associations
Charles E.     Executive     present: Managing            0
Porter         Vice                Director of
               President           Putnam
                                   Investments, Inc.
                                   and the
                                   Investment
                                   Management
                                   Company
Patricia C.    Senior Vice   present: Senior Vice         0
Flaherty       President           President of
                                   Putnam
                                   Investments, Inc.
                                   and the
                                   Investment
                                   Management
                                   Company
William N.     Vice          present: Director and        0
Shiebler       President           Senior Managing
                                   Director of
                                   Putnam
                                   Investments, Inc.
                                   President and
                                   Director of
                                   Putnam Mutual
                                   Funds
Gordon H.      Vice          present: Director and        0
Silver         President           Senior Managing
                                   Director of
                                   Putnam
                                   Investments, Inc.
                                   and the
                                   Investment
                                   Management
                                   Company
John D. Hughes Vice          present: Senior Vice         0
               President           President of the
               and                 Investment
               Treasurer           Management
                                   Company
Beverly Marcus Clerk and           N/A                    0
               Assistant
               Treasurer
Ian C.         Vice          present: Senior              0
Ferguson       President           Managing Director
                                   of Putnam
                                   Investments, Inc.
                                   and the
                                   Investment
                                   Management
                                   Company
John R. Verani Vice          present: Senior Vice         0
               President           President of
                                   Putnam
                                   Investment, Inc.
                                   and the
                                   Investment
                                   Management
                                   Company
James M.       Vice          present: Senior Vice         0
Prusko         President           President of
                                   Putnam
                                   Investments, Inc.
                                   and Putnam
                                   Management
Jeffrey J.     Vice          present: Senior Vice         0
Kobylarz       President           President of
                                   Putnam
                                   Management, Inc.
D. William     Vice          present: Managing            0
Kohli          President           Director of
                                   Putnam
                                   Management, Inc.
William J.     Vice          present: Managing            0
Curtin         President           Director of
                                   Putnam
                                   Investments, Inc.
                                   and the
                                   Investment
                                   Management
                                   Company
David L.       Vice          present: Managing            0
Waldman        President           Director of
                                   Putnam
                                   Management, Inc.

     (2) Employees of the Fund
          The Fund does not have any employees.
(4)  Description of Business and Outline of Operation
          The Fund may carry out any administrative and managerial act, including the purchase, sale, subscription and exchange of any securities, and the exercise of all rights directly or indirectly pertaining to the Fund's assets. The Fund has retained Putnam Investment Management, Inc., the investment adviser, to render investment advisory services and Putnam Fiduciary Trust Company, to hold the assets of the Fund in custody and act as Investor Servicing Agent.
(5)  Miscellaneous
          There has been, or is, no litigation which had or is expected to have a material effect on the Fund during the six months before the filing of this report.


2.   Putnam Investment Management, Inc. (Investment Management
     Company)
(1)  Amount of Capital Share (as of the end of June, 1998)

     1. Amount of Capital (issued capital stock at par value):
          Common Stock 1,000 shares at $1 par value

     2.   Number of authorized shares of capital stock:
          Common Stock 1,000 shares

     3.   Number of outstanding shares of capital stock:
          Common Stock 1,000 shares

     4. Amount of capital (for the purposes of this Item, "Amount of Capital" means total stockholders' equity for the past five years):

                                    Amount of Capital
                 Year               (Total Stockholders'
Equity)

          End of 1993               $49,847,760

          End of 1994               $48,149,491

          End of 1995               $45,521,351

          End of 1996               $45,817,658

          End of 1997               $48,617,160

(2)  Information Concerning Major Shareholders
     As of the end of June, 1998, all the outstanding shares of capital stock of Investment Management Company were owned by Putnam Investments, Inc.

(3)  Information Concerning Officers and Employees
     The following table lists the names of various officers and directors of Investment Management Company and their respective positions with Investment Management Company. For each named individual, the table lists: (i) any other organizations (excluding other Investment Management Company's funds) with which the officer and/or director has recently had or has substantial involvement; and (ii) positions held with such organization:

                                 (as of the end of June, 1998)

                 Position
                 with Putnam
     Name        Investment    Other Business Affiliation
                 Management,
                 Inc.
     Putnam,     Chairman      Director of Putnam Mutual
     George                    Funds Corp.
     Lasser,     President
     Lawrence J. and Director
     Silver,     Director and  Director of Putnam Fiduciary
     Gordon      Senior        Trust Company, Senior
                 Managing      Administrative Officer and
                 Director      Senior Managing Director of
                               Putnam Mutual Funds Corp.
     Burke,      Senior        Senior Managing Director of
     Robert W.   Managing      Putnam Mutual Funds Corp.
                 Director
     Collman,    Senior        Senior Managing Director of
     Kathleen M. Managing      Putnam Mutual Funds Corp.
                 Director
     Ferguson,   Senior
     Ian C.      Managing
                 Director
     Regan,      Senior
     Anthony W.  Managing
                 Director
     Spiegel,    Director and  Senior Managing Director of
     Steven      Senior        Putnam Mutual Funds Corp.
                 Managing
                 Director
     Anderson,   Managing
     Blake E.    Director
     Antill,     Managing
     Jennifer    Director
     Beck,       Managing
     Robert R.   Director
     Bogan,      Managing
     Thomas R.   Director
     Browchuk,   Managing
     Brett       Director
     Cassaro,    Managing
     Jeseph A.   Director
     Cotner, C.  Managing
     Beth        Director
     Cronin,     Managing      Managing Director of Putnam
     Kevin M.    Director      Fiduciary Trust Company
     Curtin,     Managing
     William J.  Director

     D'Alelio,   Managing
     Edward H.   Director
     Daly,       Managing      Managing Director of Putnam
     Kenneth L.  Director      Mutual Funds Corp.
     DeTore,     Managing      Managing Director of Putnam
     John A.     Director      Fiduciary Trust Company
     Durgarian,  Managing
     Karnig H.   Director
     Esteves,    Managing      Treasurer and CFO of Putnam
     Irene M.    Director      Fiduciary Trust Company
     Gillis,     Managing
     Roland      Director
     Haslett,    Managing
     Thomas R.   Director
     Hurley,     Managing      Managing Director and CFO of
     William J.  Director      Putnam Mutual Funds Corp.
     Jacobs,     Managing
     Jerome J.   Director
     Joseph,     Managing
     Joseph P.   Director
     Kamshad,    Managing
     Omid        Director
     King, David Managing
     L.          Director
     Kohli, D.   Managing
     William     Director
     Kreisel,    Managing
     Anthony I.  Director
     Kuenstner,  Managing
     Deborah F.  Director
     Landes,     Managing
     William J.  Director
     Leichter,   Managing
     Jennifer    Director
     Maloney,    Managing
     Kevin J.    Director
     Martino,    Managing      Managing Director of Putnam
     Michael     Director      Fiduciary Trust Company
     Maxwell,    Managing
     Scott M.    Director
     McGue,      Managing
     William F.  Director
     McMullan,   Managing
     Carol C.    Director
     Miller,     Managing
     Daniel L.   Director
     Morgan Jr., Managing      Managing Director of Putnam
     John J.     Director      Fiduciary Trust Company

     O'Donnell   Managing
     Jr., C.     Director
     Patrick
     Peacher,    Managing
     Stephen C.  Director
     Porter,     Managing
     Charles E.  Director
     Reilly,     Managing
     Thomas V.   Director
     Schultz,    Managing      Managing Director of Putnam
     Mitchell D. Director      Mutual Funds Corp.
     Scott,      Managing      Managing Director of Putnam
     Justin M.   Director      Fiduciary Trust Company
     Shadek Jr., Managing
     Edward T.   Director
     Starr,      Managing      Managing Director of Putnam
     Loren       Director      Mutual Funds Corp.
     Swift,      Managing
     Robert      Director
     Talanian,   Managing      Managing Director of Putnam
     John C.     Director      Mutual Funds Corp.
     Tibbetts,   Managing      Managing Director of Putnam
     Richard B.  Director      Mutual Funds Corp.
     Waldman,    Managing
     David L.    Director and
                 Chief
                 Financial
                 Officer
     Wetlaufer,  Managing      Managing Director of Putnam
     Eric        Director      Mutual Funds Corp.
     Woolverton, Managing      Managing Director of Putnam
     William H.  Director      Mutual Funds Corp.
     Zieff,      Managing
     William E.  Director
     Arends,     Senior Vice   Senior Vice President of
     Michael K.  President     Putnam Mutual Funds Corp.
     Asher,      Senior Vice   Senior Vice President of
     Steven E.   President     Putnam Mutual Funds Corp.
                               and Senior Vice President of
                               Putnam Fiduciary Trust
                               Company
     Atkin,      Senior Vice
     Michael J.  President
     Attridge,   Senior Vice   Senior Vice President of
     Gail S.     President     Putnam Fiduciary Trust
                               Company
     Agustine,   Senior Vice
     Jeffrey B.  President
     Bakshi,     Senior Vice
     Manjit S.   President
     Bamford,    Senior Vice
     Dolores     President
     Snyder
     Baumbach,   Senior Vice
     Robert K.   President
     Berka,      Senior Vice   Senior Vice President of
     Sharon A.   President     Putnam Mutual Funds Corp.
     Blaisdell,  Senior Vice
     Geoffrey C. President
     Boselli,    Senior Vice
     John A.     President
     Bousa,      Senior Vice
     Edward P.   President
     Bresnahan,  Senior Vice   Senior Vice President of
     Leslee R.   President     Putnam Mutual Funds Corp.
     Burke,      Senior Vice
     Andrea      President
     Burns,      Senior Vice
     Cheryl A.   President
     Byrnne,     Senior Vice
     Joshua L.   President
     Callahan,   Senior Vice
     Ellen S.    President
     Carlson,    Senior Vice
     David G.    President
     Chapman,    Senior Vice
     Susan       President
     Chrostowski Senior Vice   Senior Vice President of
     , Louis F.  President     Putnam Mutual Funds Corp.
     Curran,     Senior Vice   Senior Vice President of
     Peter J.    President     Putnam Mutual Funds Corp.
     Dalferro,   Senior Vice
     John R.     President
     Danoff, Ami Senior Vice
     K.          President
     Derbyshire, Senior Vice   Senior Vice President of
     Ralph C.    President     Putnam Fiduciary Trust
                               Company
     England,    Senior Vice
     Richard B.  President
     Farrell,    Senior Vice   Senior Vice President of
     Deborah S.  President     Putnam Mutual Funds Corp.
     Finch, Ted  Senior Vice
                 President
     Fitzgerald, Senior Vice
     Michael T.  President
     Flaherry,   Senior Vice   Senior Vice President of
     Patricia C. President     Putnam Mutual Funds Corp.
     Fontana,    Senior Vice
     Forrest N.  President
     Francis,    Senior Vice
     Jonathan H. President
     Frucci,     Senior Vice   Senior Vice President of
     Richard M.  President     Putnam Fiduciary Trust
                               Company
     Fullerton,  Senior Vice   Senior Vice President of
     Brian J.    President     Putnam Mutual Funds Corp.
     Grant,      Senior Vice   Senior Vice President of
     Peter J.    President     Putnam Fiduciary Trust
                               Company
     Graviere,   Senior Vice
     Patrice     President
     Grim,       Senior Vice
     Daniel J.   President
     Haagensen,  Senior Vice
     Paul E.     President
     Hadden,     Senior Vice
     Peter J.    President
     Halperin,   Senior Vice
     Matthew C.  President
     Healey,     Senior Vice
     Deborah R.  President
     Holding,    Senior Vice
     Pamela      President
     Hotchkiss,  Senior Vice
     Michael F.  President
     Kay, Karen  Senior Vice   Clerk, Director and Senior
     R.          President     Vice President of Putnam
                               Fiduciary Trust Company and
                               Senior Vice President of
                               Putnam Mutual Funds Corp.
     Kirson,     Senior Vice
     Steven L.   President
     Knight,     Senior Vice
     Jeffrey L.  President
     Kobylarz,   Senior Vice
     Jeffrey J.  President
     Koontz,     Senior Vice   Senior Vice President of
     Jill A.     President     Putnam Mutual Funds Corp.
     Korn, Karen Senior Vice
     R.          President
     Lannum III, Senior Vice
     Coleman N.  President
     Lindsey,    Senior Vice
     Jeffrey R.  President
     Lomba,      Senior Vice
     Rufino R.   President
     Lukens,     Senior Vice
     James W.    President
     MacElwee,   Senior Vice
     Elizabeth   President
     M.
     Madore,     Senior Vice   Senior Vice President of
     Robert A.   President     Putnam Fiduciary Trust
                               Company
     Malloy,     Senior Vice
     Julie M.    President
     Marrkand,   Senior Vice
     Paul E.     President
     Matteis,    Senior Vice
     Andrew S.   President
     McAuley,    Senior Vice
     Alexander   President
     J.
     McDonald,   Senior Vice
     Richard E.  President
     Meehan,     Senior Vice
     Thalia      President
     Mehta,      Senior Vice
     Sandeep     President
     Mikami,     Senior Vice
     Darryl K.   President
     Miller,     Senior Vice
     William H.  President
     Minn, Seung Senior Vice
     H.          President
     Mockard,    Senior Vice
     Jeanne L.   President
     Morgan,     Senior Vice
     Kelly A.    President
     Mufson,     Senior Vice
     Michael J.  President
     Mullen,     Senior Vice    Senior Vice President of
     Donald E.   President      Putnam Mutual Funds Corp.

     Mullin,     Senior Vice
     Hugh H.     President
     Netols,     Senior Vice    Senior Vice President of
     Jeffrey W.  President      Putnam Fiduciary Trust
                                Company
     Oler,       Senior Vice
     Stephen S.  President
     Paine,      Senior Vice
     Robert M.   President
     Parker,     Senior Vice
     Margery C.  President
     Perry,      Senior Vice
     William     President
     Peters,     Senior Vice
     Carmel      President
     Plapinger,  Senior Vice    Senior Vice President of
     Keith       President      Putnam Mutual Funds Corp.
     Pohl,       Senior Vice
     Charles G.  President
     Polland,    Senior Vice
     Mark D.     President
     Prusko,     Senior Vice    Senior Vice President of
     James M.    President      Putnam Fiduciary Trust
                                Company
     Quinton,    Senior Vice
     Keith P.    President
     Quistberg,  Senior Vice
     Paul T.     President
     Ray,        Senior Vice
     Christophe  President
     r A.
     Reeves,     Senior Vice
     William H.  President
     Rosalanko,  Senior Vice
     Thomas J.   President
     Ruys de     Senior Vice    Senior Vice President of
     Perez,      President      Putnam Fiduciary Trust
     Charles A.                 Company and Senior Vice
                                President of Putnam Mutual
                                Funds Corp.
     Santos,     Senior Vice    Senior Vice President of
     David J.    President      Putnam Fiduciary Trust
                                Company
     Santosus,   Senior Vice
     Anthony C.  President
     Schwister,  Senior Vice    Senior Vice President of
     Jay E.      President      Putnam Fiduciary Trust
                                Company
     Scordato,   Senior Vice    Senior Vice President of
     Christine   President      Putnam Mutual Funds Corp.
     A.
     Silk,       Senior Vice
     David M.    President
     Simon,      Senior Vice
     Sheldon N.  President
     Simozar,    Senior Vice
     Saied       President
     Smith Jr.,  Senior Vice
     Leo J.      President
     Smith,      Senior Vice
     Margaret    President
     D.
     Spatz,      Senior Vice
     Erin J.     President
     Stack,      Senior Vice    Senior Vice President of
     Michael P.  President      Putnam Mutual Funds Corp.
     Stairs,     Senior Vice
     George W.   President
     Storkerson  Senior Vice    Senior Vice President of
     , John K.   President      Putnam Fiduciary Trust
                                Company
     Strumpf,    Senior Vice
     Casey       President
     Sullivan,   Senior Vice
     Roger R.    President
     Svensson,   Senior Vice
     Lisa H.     President
     Swanberg,   Senior Vice
     Charles H.  President
     Thomas,     Senior Vice
     David K.    President
     Thomsen,    Senior Vice    Senior Vice President of
     Rosemary    President      Putnam Fiduciary Trust
     H.                         Company
     Till,       Senior Vice
     Hilary F.   President
     Troped,     Senior Vice    Senior Vice President of
     Bonnie L.   President      Putnam Mutual Funds Corop.
     Tumer,      Senior Vice
     Virginia    President
     M.
     Verani,     Senior Vice    Senior Vice President of
     John R.     President      Putnam Fiduciary Trust
                                Company and Senior Vice
                                President of Putnam Mutal
                                Funds Corp.
     Walsh,      Senior Vice
     Francis P.  President
     Warren,     Senior Vice
     Paul C.     President
     Weinstein,  Senior Vice
     Michael R.  President
     Weiss,      Senior Vice
     Manuel      President
     Whalen,     Senior Vice    Senior Vice President of
     Edward F.   President      Putnam Mutual Funds Corp.
     Wheeler,    Senior Vice
     Diane D.F.  President
     Wyke,       Senior Vice
     Richard P.  President
     Yogg,       Senior Vice
     Michael R.  President
     Zukowski,   Senior Vice
     Gerald S.   President

         (4) Summary of Business Lines and Business Operation Investment Management Company is engaged in the business of providing investment management and investment advisory services to mutual funds. As of the end of
            June, 1998, Investment Management Company managed, advised, and/or administered the following 107 funds and fund portfolios (having an aggregate net asset value of
                               approximately $277.92 billion):

                                                       (As
                                                        of
                                                       the
                                                       end
                                                        of
                                                      June
                                                     1998)
           Name            Month/Da Principa  Total  Net
                           te/Year      l      Net  Asset
                           Establis Characte  Asset Value
                             hed     ristics  Value  per
                                               ($   share
                                             million ($)
                                                )

The George Putnam Fund of  11/5/37  Open/Equ  3,375.3  19.11
Boston; A                           ity
The George Putnam Fund of  4/24/92  Open/Equ  1,309.7  18.97
Boston; B                           ity
The George Putnam Fund of  12/1/94  Open/Equ   279.0  18.97
Boston; M                           ity
The George Putnam Fund of   1/1/94  Open/Equ   482.2  19.14
Boston; Y                           ity
Putnam Arizona Tax Exempt  1/30/91  Open/Bon   119.1   9.29
Income Fund; A                      d
Putnam Arizona Tax Exempt  7/15/93  Open/Bon    32.2   9.28
Income Fund; B                      d
Putnam Arizona Tax Exempt   7/3/95  Open/Bon     0.5   9.31
Income Fund; M                      d
Putnam American Government  3/1/85  Open/Bon  1,452.2   8.86
Income Fund; A                      d
Putnam American Government 5/20/94  Open/Bon    41.0   8.83
Income Fund; B                      d
Putnam American Government 2/14/95  Open/Bon     1.8   8.88
Income Fund; M                      d
Putnam Asia Pacific Growth 2/20/91  Open/Equ   324.8   9.76
Fund; A                             ity
Putnam Asia Pacific Growth  6/1/93  Open/Equ   117.9   9.61
Fund; B                             ity
Putnam Asia Pacific Growth  2/1/95  Open/Equ     7.0   9.71
Fund; M                             ity
Putnam Asia Pacific II     3/23/98  Open/Equ     2.0   6.08
                                   ity
Putnam Asset Allocation:    2/7/94  Open/Bal   941.7  12.07
Balanced Portfolio; A               anced
Putnam Asset Allocation:   2/11/94  Open/Bal   532.9  12.01
Balanced Portfolio; B               anced
Putnam Asset Allocation:    9/1/94  Open/Bal    98.4  11.95
Balanced Portfolio; C               anced
Putnam Asset Allocation:    2/6/95  Open/Bal    58.8  12.06
Balanced Portfolio; M               anced
Putnam Asset Allocation:   7/14/94  Open/Bal   255.3  12.08
Balanced Portfolio; Y               anced
Putnam Asset Allocation :   2/7/94  Open/Bal   383.2  10.50
Conservative Portfolio; A           anced
Putnam Asset Allocation :  2/18/94  Open/Bal   164.8  10.47
Conservative Portfolio; B           anced
Putnam Asset Allocation :   9/1/94  Open/Bal    39.1  10.44
Conservative Portfolio; C           anced
Putnam Asset Allocation :   2/7/95  Open/Bal    18.8  10.47
Conservative Portfolio; M           anced
Putnam Asset Allocation :  7/14/94  Open/Bal    28.1  10.51
Conservative Portfolio; Y           anced
Putnam Asset Allocation:    2/8/94  Open/Bal   677.7  13.66
Growth Portfolio; A                 anced
Putnam Asset Allocation:   2/16/94  Open/Bal   439.8  13.49
Growth Portfolio; B                 anced
Putnam Asset Allocation:    9/1/94  Open/Bal   100.5  13.38
Growth Portfolio; C                 anced
Putnam Asset Allocation:    2/1/95  Open/Bal    53.4  13.50
Growth Portfolio; M                 anced
Putnam Asset Allocation:   7/14/94  Open/Bal   243.5  13.75
Growth Portfolio; Y                 anced
Putnam Balanced Retirement 4/19/85  Open/Bal   661.9  11.45
Fund; A                             anced
Putnam Balanced Retirement  2/1/94  Open/Bal   134.2  11.36
Fund; B                             anced
Putnam Balanced Retirement 3/17/95  Open/Bal    11.4  11.40
Fund; M                             anced
Putnam California Tax      4/29/83  Open/Bon  3,035.6   8.75
Exempt Income Fund; A               d
Putnam California Tax       1/4/93  Open/Bon   615.8   8.74
Exempt Income Fund; B               d
Putnam California Tax      2/14/95  Open/Bon    13.5   8.74
Exempt Income Fund; M               d
Putnam VT Asia Pacific      5/1/95  Open/Equ    92.5   7.75
Growth Fund; A                      ity
Putnam VT Asia Pacific     4/30/98  Open/Equ     0.0   7.75
Growth Fund; B                      ity
Putnam VT Diversified      9/15/93  Open/Bon   665.6  10.94
Income Fund; A                      d
Putnam VT Diversified       4/6/98  Open/Bon     0.0  10.94
Income Fund; B                      d
Putnam VT Global Growth     5/1/90  Open/Equ  1,907.6  18.89
Fund; A                             ity
Putnam VT Global Growth    4/30/98  Open/Equ     0.0  18.89
Fund; B                             ity
Putnam VT  Global Asset     2/1/88  Open/Bal  1,047.7  18.44
Allocation Fund; A                  anced
Putnam VT  Global Asset    4/30/98  Open/Bal     0.0  18.44
Allocation Fund; B                  anced
Putnam VT Growth and        2/1/88  Open/Bal  9,493.1  27.40
Income Fund; A                      anced
Putnam VT Growth and        4/6/98  Open/Bal     0.0  27.40
Income Fund; B                      anced
Putnam VT George Putnam; A 4/30/98  Open/Equ    17.0   9.97
                                   ity
Putnam VT George Putnam; B 4/30/98  Open/Equ     0.0   9.97
                                   ity
Putnam VT High Yield Fund;  2/1/88  Open/Bon  1,145.3  12.96
A                                   d
Putnam VT High Yield Fund; 4/30/98  Open/Bon     0.0  12.96
B                                   d
Putnam VT Health Sciences; 4/30/98  Open/Equ    29.8  10.07
A                                   ity
Putnam VT Health Sciences; 4/30/98  Open/Equ     0.0  10.07
B                                   ity
Putnam VT Money Market      2/1/88  Open/Bon   447.2   1.00
Fund; A                             d
Putnam VT Money Market     4/30/98  Open/Bon     0.0   1.00
Fund; B                             d
Putnam VT New               5/2/94  Open/Equ  3,285.4  24.83
Opportunities Fund; A               ity
Putnam VT New              4/30/98  Open/Equ     0.0  24.83
Opportunities Fund; B               ity
Putnam VT U.S. Government   2/1/88  Open/Bon   830.2  13.22
and High Quality Bond               d
Fund; A
Putnam VT U.S. Government  4/30/98  Open/Bon     0.0  13.22
and High Quality Bond               d
Fund; B
Putnam VT Utilities Growth  5/1/92  Open/Bal   884.9  16.45
and Income Fund; A                  anced
Putnam VT Utilities Growth 4/30/98  Open/Bal     0.0  16.45
and Income Fund; B                  anced
Putnam VT Voyager Fund; A   2/1/88  Open/Equ  5,457.7  43.16
                                   ity
Putnam VT Voyager Fund; B  4/30/98  Open/Equ     0.1  43.16
                                   ity
Putnam Capital              8/5/93  Open/Equ  1,645.8  23.61
Appreciation Fund; A                ity
Putnam Capital             11/2/94  Open/Equ  1,865.3  23.30
Appreciation Fund; B                ity
Putnam Capital             1/22/96  Open/Equ   125.7  23.36
Appreciation Fund; M                ity
Putnam Capital              6/1/98  Open/Equ     2.7   8.59
Opportunities; A                    ity
Putnam Capital             6/29/98  Open/Equ     0.0   8.59
Opportunities; B                    ity
Putnam Capital             6/29/98  Open/Equ     0.0   8.59
Opportunities; M                    ity
Putnam Convertible Income- 6/29/72  Open/Bal  1,185.4  22.28
Growth Trust; A                     anced
Putnam Convertible Income- 7/15/93  Open/Bal   316.7  22.06
Growth Trust; B                     anced
Putnam Convertible Income- 3/13/95  Open/Bal    19.5  22.13
Growth Trust; M                     anced
Putnam Diversified Equity   7/1/94  Open/Equ   289.9  14.04
Trust; A                            ity
Putnam Diversified Equity   7/2/94  Open/Equ   365.8  13.90
Trust; B                            ity
Putnam Diversified Equity   7/3/95  Open/Equ    28.2  13.94
Trust; M                            ity
Putnam Diversified Income  10/3/88  Open/Bon  2,073.2  12.53
Trust; A                            d
Putnam Diversified Income   3/1/93  Open/Bon  2,351.1  12.47
Trust; B                            d
Putnam Diversified Income  12/1/94  Open/Bon  1,193.0  12.49
Trust; M                            d
Putnam Diversified Income  7/11/96  Open/Bon    23.4  12.53
Trust ; Y                           d
Putnam Equity Income Fund; 6/15/77  Open/Bal  1,059.9  16.82
A                                   anced
Putnam Equity Income Fund; 9/13/93  Open/Bal   608.0  16.73
B                                   anced
Putnam Equity Income Fund; 12/2/94  Open/Bal    57.9  16.75
M                                   anced
Putnam Europe Growth Fund;  9/7/90  Open/Equ   793.7  23.68
A                                   ity
Putnam Europe Growth Fund;  2/1/94  Open/Equ   631.5  23.11
B                                   ity
Putnam Europe Growth Fund; 12/1/94  Open/Equ    41.9  23.51
M                                   ity
Putnam Florida Tax Exempt  8/24/90  Open/Bon   236.7   9.43
Income Fund; A                      d
Putnam Florida Tax Exempt   1/4/93  Open/Bon    71.8   9.42
Income Fund; B                      d
Putnam Florida Tax Exempt   5/1/95  Open/Bon     1.2   9.42
Income Fund; M                      d
Putnam High Quality Bond    6/2/86  Open/Bon   328.9  10.18
Fund; A                             d
Putnam High Quality Bond    6/6/94  Open/Bon    17.6  10.14
Fund; B                             d
Putnam High Quality Bond   4/12/95  Open/Bon     1.3  10.19
Fund; M                             d
Putnam Global Governmental  6/1/87  Open/Bon   261.4  12.75
Income Trust; A                     d
Putnam Global Governmental  2/1/94  Open/Bon    35.8  12.71
Income Trust; B                     d
Putnam Global Governmental 3/17/95  Open/Bon   284.4  12.68
Income Trust; M                     d
Putnam Global Growth Fund;  9/1/67  Open/Equ  3,114.1  11.99
A                                   ity
Putnam Global Growth Fund; 4/27/92  Open/Equ  1,970.2  11.56
B                                   ity
Putnam Global Growth Fund;  3/1/95  Open/Equ    53.8  11.89
M                                   ity
Putnam Global Growth Fund; 6/15/94  Open/Equ    64.4  12.18
Y                                   ity
Putnam Growth Fund          5/4/98  Open/Equ     2.1   8.82
                                   ity
Putnam Growth and Income    1/5/95  Open/Bal  1,232.1  14.70
Fund II; A                          anced
Putnam Growth and Income    1/5/95  Open/Bal  1,477.0  14.60
Fund II; B                          anced
Putnam Growth and Income    1/5/95  Open/Bal   170.8  14.64
Fund II; M                          anced
The Putnam Fund for Growth 11/6/57  Open/Bal  19,471.  21.22
and Income; A                       anced          3
The Putnam Fund for Growth 4/27/92  Open/Bal  16,619.  20.97
and Income; B                       anced          8
The Putnam Fund for Growth  5/1/95  Open/Bal   437.9  21.11
and Income; M                       anced
The Putnam Fund for Growth 6/15/94  Open/Bal   897.9  21.25
and Income; Y                       anced
Putnam High Yield          3/25/86  Open/Bon  1,558.7   9.90
Advantage Fund; A                   d
Putnam High Yield          5/16/94  Open/Bon  1,313.1   9.86
Advantage Fund; B                   d
Putnam High Yield          12/1/94  Open/Bon  1,665.2   9.89
Advantage Fund; M                   d
Putnam High Yield Trust; A 2/14/78  Open/Bon  3,220.0  12.89
                                   d
Putnam High Yield Trust; B  3/1/93  Open/Bon  1,201.5  12.84
                                   d
Putnam High Yield Trust; M  7/3/95  Open/Bon    22.3  12.88
                                   d
Putnam Health Sciences     5/28/82  Open/Equ  2,547.2  63.60
Trust; A                            ity
Putnam Health Sciences      3/1/93  Open/Equ  1,374.9  61.59
Trust; B                            ity
Putnam Health Sciences      7/3/95  Open/Equ    61.4  62.91
Trust; M                            ity
Putnam Income Fund; A      11/1/54  Open/Bon  1,404.0   7.13
                                   d
Putnam Income Fund; B       3/1/93  Open/Bon   463.5   7.09
                                   d
Putnam Income Fund; M      12/14/94 Open/Bon  1,245.9   7.09
                                   d
Putnam Income Fund; Y      2/12/94  Open/Bon   240.6   7.13
                                   d
Putnam Intermediate U.S.   2/16/93  Open/Bon   146.0   4.93
Government Income Fund; A           d
Putnam Intermediate U.S.   2/16/93  Open/Bon    78.6   4.94
Government Income Fund; B           d
Putnam Intermediate U.S.    4/3/95  Open/Bon     6.8   4.94
Government Income Fund; M           d
Putnam Intermediate U.S.   10/1/97  Open/Bon   110.1   4.93
Government Income Fund; Y           d
Putnam International New    1/3/95  Open/Equ   797.1  13.00
Opportunities Fund; A               ity
Putnam International New   7/21/95  Open/Equ  1,012.9  12.77
Opportunities Fund; B               ity
Putnam International New   7/21/95  Open/Equ    81.0  12.87
Opportunities Fund; M               ity
Putnam Investors Fund; A   12/1/25  Open/Equ  3,053.1  13.81
                                   ity
Putnam Investors Fund; B    3/1/93  Open/Equ   854.5  13.30
                                   ity
Putnam Investors Fund; M   12/2/94  Open/Equ    80.3  13.61
                                   ity
Putnam Investors Fund; Y   11/30/96 Open/Equ   189.2  13.83
                                   ity
Putnam Latin America       3/23/98  Open/Equ     1.7   6.67
                                   ity
Putnam Massachusetts Tax   10/23/89 Open/Bon   295.0   9.60
Exempt Income Fund; A               d
Putnam Massachusetts Tax   7/15/93  Open/Bon   108.1   9.59
Exempt Income Fund; B               d
Putnam Massachusetts Tax   5/12/95  Open/Bon     2.5   9.59
Exempt Income Fund; M               d
Putnam Michigan Tax Exempt 10/23/89 Open/Bon   145.7   9.34
Income Fund; A                      d
Putnam Michigan Tax Exempt 7/15/93  Open/Bon    41.4   9.32
Income Fund; B                      d
Putnam Michigan Tax Exempt 4/17/95  Open/Bon     1.7   9.33
Income Fund; M                      d
Putnam Minnesota Tax       10/23/89 Open/Bon   103.8   9.20
Exempt Income Fund; A               d
Putnam Minnesota Tax       7/15/93  Open/Bon    44.6   9.17
Exempt Income Fund; B               d
Putnam Minnesota Tax        4/3/95  Open/Bon     1.5   9.20
Exempt Income Fund; M               d
Putnam Money Market Fund;  10/1/76  Open/Bon  2,204.4   1.00
A                                   d
Putnam Money Market Fund;  4/27/92  Open/Bon   482.5   1.00
B                                   d
Putnam Money Market Fund;  12/8/94  Open/Bon    69.2   1.00
M                                   d
Putnam Municipal Income    5/22/89  Open/Bon   813.9   9.30
Fund; A                             d
Putnam Municipal Income     1/4/93  Open/Bon   497.7   9.29
Fund; B                             d
Putnam Municipal Income    12/1/94  Open/Bon    14.5   9.30
Fund; M                             d
Putnam New Jersey Tax      2/20/90  Open/Bon   218.1   9.30
Exempt Income Fund; A               d
Putnam New Jersey Tax       1/4/93  Open/Bon    96.7   9.29
Exempt Income Fund; B               d
Putnam New Jersey Tax       5/1/95  Open/Bon     0.7   9.30
Exempt Income Fund; M               d
Putnam New York Tax Exempt  9/2/83  Open/Bon  1,655.7   8.99
Income Fund; A                      d
Putnam New York Tax Exempt  1/4/93  Open/Bon   227.5   8.97
Income Fund; B                      d
Putnam New York Tax Exempt 4/10/95  Open/Bon     2.2   8.99
Income Fund; M                      d
Putnam New York Tax Exempt 11/7/90  Open/Bon   165.4   9.18
Opportunities Fund; A               d
Putnam New York Tax Exempt  2/1/94  Open/Bon    65.3   9.17
Opportunities Fund; B               d
Putnam New York Tax Exempt 2/10/95  Open/Bon     2.5   9.16
Opportunities Fund; M               d
Putnam Global Natural      7/24/80  Open/Equ   215.0  19.92
Resources Fund; A                   ity
Putnam Global Natural       2/1/94  Open/Equ   143.0  19.58
Resources Fund; B                   ity
Putnam Global Natural       7/3/95  Open/Equ     8.2  19.77
Resources Fund; M                   ity
Putnam New Opportunities   8/31/90  Open/Equ  10,188.  57.68
Fund; A                             ity            2
Putnam New Opportunities    3/1/93  Open/Equ  7,953.0  55.42
Fund; B                             ity
Putnam New Opportunities   12/1/94  Open/Equ   444.5  56.45
Fund; M                             ity
Putnam New Opportunities   7/19/94  Open/Equ   474.7  58.28
Fund; Y                             ity
Putnam Ohio Tax Exempt     10/23/89 Open/Bon   185.1   9.24
Income Fund; A                      d
Putnam Ohio Tax Exempt     7/15/93  Open/Bon    53.8   9.23
Income Fund; B                      d
Putnam Ohio Tax Exempt      4/3/95  Open/Bon     2.2   9.24
Income Fund; M                      d
Putnam OTC & Emerging      11/1/82  Open/Equ  2,707.3  18.81
Growth Fund; A                      ity
Putnam OTC & Emerging      7/15/93  Open/Equ  1,346.1  18.02
Growth Fund; B                      ity
Putnam OTC & Emerging      12/2/94  Open/Equ   249.0  18.43
Growth Fund; M                      ity
Putnam OTC & Emerging      7/12/96  Open/Equ   109.8  18.92
Growth Fund; Y                      ity
Putnam International       2/28/91  Open/Equ  1,836.0  20.00
Growth Fund; A                      ity
Putnam International        6/1/94  Open/Equ  1,224.1  19.63
Growth Fund; B                      ity
Putnam International       12/1/94  Open/Equ   140.2  19.85
Growth Fund; M                      ity
Putnam International       7/12/96  Open/Equ   151.1  20.05
Growth Fund; Y                      ity
Putnam Pennsylvania Tax    7/21/89  Open/Bon   187.2   9.48
Exempt Income Fund; A               d
Putnam Pennsylvania Tax    7/15/93  Open/Bon    90.9   9.47
Exempt Income Fund; B               d
Putnam Pennsylvania Tax     7/3/95  Open/Bon     2.1   9.49
Exempt Income Fund; M               d
Putnam Preferred Income     1/4/84  Open/Bon   125.0   9.20
Fund; A                             d
Putnam Preferred Income    4/20/95  Open/Bon    11.4   9.17
Fund; M                             d
Putnam Tax - Free Income   9/20/93  Open/Bon   671.3  14.66
Trust                               d
Tax - Free High Yield
Fund; A
Putnam Tax - Free Income    9/9/85  Open/Bon  1,330.7  14.68
Trust                               d
Tax - Free High Yield Fund
B
Putnam Tax - Free Income   12/29/94 Open/Bon    18.7  14.66
Trust                               d
Tax - Free High Yield Fund
M
Putnam Tax - Free Income   9/30/93  Open/Bon   228.2  15.43
Trust                               d
Tax - Free Insured Fund; A
Putnam Tax - Free Income    9/9/85  Open/Bon   337.7  15.45
Trust                               d
Tax - Free Insured Fund; B
Putnam Tax - Free Income    6/1/95  Open/Bon     1.8  15.43
Trust                               d
Tax - Free Insured Fund; M
Putnam Tax Exempt Income   12/31/76 Open/Bon  2,000.5   9.21
Fund; A                             d
Putnam Tax Exempt Income    1/4/93  Open/Bon   248.6   9.21
Fund; B                             d
Putnam Tax Exempt Income   2/16/95  Open/Bon    10.1   9.23
Fund; M                             d
Putnam Tax Exempt Money    10/26/87 Open/Bon    74.0   1.00
Market Fund                         d
Putnam U.S. Government      2/8/84  Open/Bon  2,072.1  13.10
Income Trust; A                     d
Putnam U.S. Government     4/27/92  Open/Bon  1,224.4  13.04
Income Trust; B                     d
Putnam U.S. Government      2/6/95  Open/Bon   185.9  13.07
Income Trust; M                     d
Putnam U.S. Government     4/11/94  Open/Bon     7.3  13.09
Income Trust; Y                     d
Putnam Utilities Growth    11/19/90 Open/Bal   726.1  13.24
and Income Fund; A                  anced
Putnam Utilities Growth    4/27/92  Open/Bal   756.7  13.17
and Income Fund; B                  anced
Putnam Utilities Growth     3/1/95  Open/Bal    15.5  13.22
and Income Fund; M                  anced
Putnam Value Fund           5/4/98  Open/Equ     2.0   8.28
                                   ity
Putnam Vista Fund; A        6/3/68  Open/Equ  3,333.7  13.88
                                   ity
Putnam Vista Fund; B        3/1/93  Open/Equ  1,622.3  13.27
                                   ity
Putnam Vista Fund; M       12/1/94  Open/Equ   131.3  13.61
                                   ity
Putnam Vista Fund; Y       3/28/95  Open/Equ   294.0  14.03
                                   ity
Putnam Voyager Fund II; A  4/14/93  Open/Equ   673.6  22.32
                                   ity
Putnam Voyager Fund II; B  10/2/95  Open/Equ   632.3  21.86
                                   ity
Putnam Voyager Fund II; M  10/2/95  Open/Equ    74.8  22.04
                                   ity
Putnam Voyager Fund; A      4/1/96  Open/Equ  14,255.  22.25
                                   ity            5
Putnam Voyager Fund; B     4/27/92  Open/Equ  7,609.9  20.99
                                   ity
Putnam Voyager Fund; M     12/1/94  Open/Equ   333.3  21.82
                                   ity
Putnam Voyager Fund; Y      4/1/94  Open/Equ  1,532.4  22.56
                                   ity
Putnam California          11/27/92 Closed/B    71.6  15.54
Investment Grade Municipal          ond
Trust
Putnam Convertible         6/29/95  Closed/B   101.7  27.45
Opportunities and Income            ond
Trust
Putnam Dividend Income     9/28/89  Closed/B   128.5  11.88
Fund                                ond
Putnam High Income          7/9/87  Closed/B   133.0   9.85
Convertible and Bond Fund           ond
Putnam Investment Grade    10/26/89 Closed/B   249.0  11.99
Municipal Trust; A                  ond
Putnam Investment Grade    11/27/92 Closed/B   190.9  14.29
Municipal Trust II; A               ond
Putnam Investment Grade    11/29/93 Closed/B    53.8  13.43
Municipal Trust III; A              ond
Putnam Managed High Yield  6/25/93  Closed/B   110.6  14.73
Trust                               ond
Putnam Managed Municipal   2/24/89  Closed/B   456.2   9.90
Income Trust; A                     ond
Putnam Master Income Trust 12/28/87 Closed/B   485.8   9.15
                                   ond
Putnam Master Intermediate 4/29/88  Closed/B   854.7   8.55
Income Trust                        ond
Putnam Municipal           5/28/93  Closed/B   229.2  14.19
Opportunities Trust                 ond
Putnam New York Investment 11/27/92 Closed/B    40.2  14.13
Grade Municipal Trust               ond
Putnam Premier Income      2/29/88  Closed/B  1,226.4   8.74
Trust                               ond
Putnam Tax - Free Health   6/29/92  Closed/B   207.2  15.01
Care Fund                           ond
Putnam Growth              10/2/95  Open/Equ   240.3  16.86
Opportunities; A                    ity
Putnam Growth               8/1/97  Open/Equ   255.0  16.75
Opportunities; B                    ity
Putnam Growth               8/1/97  Open/Equ    22.0  16.79
Opportunities; M                    ity
Putnam Strategic Income    2/19/95  Open/Bon    61.4   8.53
Fund; A                             d
Putnam Strategic Income    2/19/96  Open/Bon    92.0   8.53
Fund; B                             d
Putnam Strategic Income    2/19/96  Open/Bon     8.1   8.52
Fund; M                             d
Putnam High Yield Total     1/1/97  Open/Bon    36.7   8.83
Return Fund; A                      d
Putnam High Yield Total     1/1/97  Open/Bon    43.3   8.73
Return Fund; B                      d
Putnam High Yield Total     1/1/97  Open/Bon     3.3   8.74
Return Fund; M                      d
Putnam VT International     1/1/97  Open/Bal   296.6  13.28
Growth and Income; A                anced
Putnam VT International     4/6/98  Open/Bal     0.0  13.28
Growth and Income; B                anced
Putnam VT International     1/1/97  Open/Equ   131.3  11.56
New Opportunities Fund; A           ity
Putnam VT International    4/30/98  Open/Equ     0.0  11.56
New Opportunities Fund; B           ity
Putnam VT International     1/1/97  Open/Equ   261.9  13.69
Growth Fund; A                      ity
Putnam VT International    4/30/98  Open/Equ     0.0  13.69
Growth Fund; B                      ity
Putnam VT Investors; A     4/30/98  Open/Equ    34.1  10.59
                                   ity
Putnam VT Investors; B     4/30/98  Open/Equ     0.0  10.59
                                   ity
Putnam Balanced Fund       10/2/95  Open/Bal     3.3  12.65
                                   anced
Putnam Emerging Markets    10/2/95  Open/Equ    40.1   8.05
Fund; A                             ity
Putnam Emerging Markets    10/2/95  Open/Equ    31.4   7.95
Fund; B                             ity
Putnam Emerging Markets    10/2/95  Open/Equ     3.0   7.98
Fund; M                             ity
Putnam California Tax      10/26/87 Open/Bon    29.7   1.00
Exempt Money Market Fund            d
Putnam High Yield          5/25/89  Closed/B   248.1   9.26
Municipal Trust; A                  ond
Putnam New York Tax Exempt 10/26/87 Open/Bon    37.8   1.00
Money Market Fund                   d
Putnam International        8/1/96  Open/Equ   409.3  12.25
Growth and Income Fund;  A          ity
Putnam International        8/1/96  Open/Equ   414.3  12.18
Growth and Income Fund;  B          ity
Putnam International        8/1/96  Open/Equ    38.9  12.22
Growth and Income Fund;  M          ity
Putnam Research Fund; A    10/2/95  Open/Equ    35.2  13.46
                                   ity
Putnam Research Fund;  B   6/15/98  Open/Equ    13.4  13.46
                                   ity
Putnam Research Fund;  M   6/15/98  Open/Equ     1.8  13.46
                                   ity
Putnam New Value Fund;  A   1/3/95  Open/Equ   454.5  14.70
                                   ity
Putnam New Value Fund;  B  2/26/96  Open/Equ   461.2  14.55
                                   ity
Putnam New Value Fund;  M  2/26/96  Open/Equ    48.3  14.61
                                   ity
Putnam Global Growth and    1/3/95  Open/Equ    22.5  13.31
Income Fund; A                      ity
Putnam Global Growth and    1/3/95  Open/Equ    17.3  13.27
Income Fund; B                      ity
Putnam Global Growth and    1/3/95  Open/Equ     1.7  13.29
Income Fund; M                      ity
Putnam International Fund  12/28/95 Open/Equ     4.3  11.14
                                   ity
Putnam Japan Fund          12/28/95 Open/Equ     2.2   4.83
                                   ity
Putnam International       12/28/95 Open/Equ    95.8  13.75
Voyager Fund;  A                    ity
Putnam International       10/30/96 Open/Equ    74.4  13.63
Voyager Fund;  B                    ity
Putnam International       10/30/96 Open/Equ     9.1  13.69
Voyager Fund;  M                    ity
Putnam VT New Value Fund;   1/2/97  Open/Equ   246.7  11.91
A                                   ity
Putnam VT New Value Fund;  4/30/98  Open/Equ     0.0  11.91
B                                   ity
Putnam VT Vista Fund; A     1/2/97  Open/Equ   256.8  14.40
                                   ity
Putnam VT Vista Fund; B    4/30/98  Open/Equ     0.0  14.40
                                   ity
Putnam VT OTC; A            5/4/98  Open/Equ     8.9  10.23
                                   ity
Putnam VT OTC; B            5/4/98  Open/Equ     0.0  10.23
                                   ity
Putnam Equity 98 Fund      12/30/97 Open/Equ     5.2  10.52
                                   ity
Putnam High Yield Fund II; 12/31/97 Open/Bon   238.1   8.90
A                                   d
Putnam High Yield Fund II; 12/31/97 Open/Bon   365.8   8.89
B                                   d
Putnam High Yield Fund II; 12/31/97 Open/Bon    19.0   8.89
M                                   d



(5)  Miscellaneous
     There has been, or is, no litigation which had or is expected to cause a material effect on the Fund and/or the Investment Management Company during the six months before the filing of this report.

III. OUTLINE OF THE FINANCIAL STATUS OF THE FUND
     [Translation of Unaudited Semi-annual Accounts will be attached to the Japanese version of the Semi-annual
     Report.]

IV.  OUTLINE OF THE FINANCIAL STATUS OF THE INVESTMENT
     MANAGEMENT COMPANY
     [Translation of Unaudited Semi-annual Accounts will be attached to the Japanese version of the Semi-annual
     Report.]











        AMENDMENT TO SECURITIES REGISTRATION STATEMENT

                        (for NAV Sale)


































                      PUTNAM INCOME FUND


        AMENDMENT TO SECURITIES REGISTRATION STATEMENT


To:  Director of Kanto Local Finance Bureau


                              Filing Date:   July 31, 1998

Name of the Registrant Fund:            PUTNAM INCOME FUND

Name of Trustees:                            George Putnam
                                                       William
                              F. Pounds
                                                       Jameson
                              A. Baxter
                                                       Hans H.
                              Estin
                                                       John A.
                              Hill
                                                       Ronald
                              J. Jackson
                                                       Paul L.
                              Joskow

Elizabeth T. Kennan

Lawrence J. Lasser
                                                       John H.
                              Mullin, III
                                                       Robert
                              E. Patterson
                                                       Donald
                              S. Perkins
                                                       George
                              Putnam, III
                                                       A.J.C.
                              Smith
                                                       W.
                              Thomas Stephens
                                                       W.
                              Nicholas Thorndike

Address of Principal Office:            One Post Office Square
                                                       Boston,
                              Massachusetts 02109
                                                       U. S.
                              A.

Name and Title of Registration Agent:        Harume Nakano

Attorney-at-Law

Signature [Harume Nakano]

(Seal)

                                                       Ken
                              Miura

Attorney-at-Law

Signature [Ken Miura]

(Seal)

Address or Place of Business            Kasumigaseki Building,
                              25th Floor
                                                       2-5,
                              Kasumigaseki 3-chome
                                                       Chiyoda-
                              ku, Tokyo

Name of Liaison Contact:                Harume Nakano
                                                       Ken
                              Miura

Attorneys-at-Law

Place of Liaison Contact:               Hamada & Matsumoto

Kasumigaseki Building, 25th
                              Floor
                                                       2-5,
                              Kasumigaseki 3-chome
                                                       Chiyoda-
                              ku, Tokyo

Phone Number:                                03-3580-3377

                             - i -



           Public Offering or Sale for Registration

Name of the Fund Making Public          PUTNAM INCOME FUND
Offering or Sale of Foreign
Investment Fund Securities:

Type and Aggregate Amount of       Up to 276.4 million Class M
                              Shares
Foreign Investment Fund Securities           Up to the total
                              amount aggregating the
to be Publicly Offered or Sold:         amounts calculated by
                              multiplying the respective net
                              asset value per Class M Share by
                              the respective number of Class M
                              Shares in respect of 276.4
                              million Class M Shares
                                                       (The
                              maximum amount expected to be
                              sold is 1.96 billion U.S.
                              dollars (Yen276.3 billion).

Note 1: U.S.$ amount is translated into Japanese Yen at the rate of U.S.$l.00=Yen141.00 the mean of the exchange rate quotations by The Bank of Tokyo-Mitsubishi, Ltd. for buying and selling spot dollars by telegraphic transfer against yen on June 30, 1998.

Note 2: The maximum amount expected to be sold is an amount calculated by multiplying the net asset value per Class
     M Share as of June 30, 1998 (U.S.$7.09) by 276.4 million
     Class M Shares for convenience.



      Places where a copy of this Amendment to Securities
                         Registration
         Statement is available for Public Inspection


                        Not applicable.


    (Total number of sheets of this Amendment to Securities
             Registration Statement in Japanese is
              2 including front and back pages.)


I.              Reason For Filing This Amendment To Securities
Registration Statement:

     This statement purports to amend and update the relevant information of the Securities Registration Statement ("SRS") filed on 16th March, 1998 due to the fact that the aforementioned Semi-annual Report was filed today.

     The exchange rates used in this statement to translate the amended amounts of foreign currencies are different from those used before these amendments, as the latest exchange rates are used in this statement.

II.             Contents of the Amendments:

Part II.   INFORMATION ON THE ISSUER (page 4 of the original
           Japanese SRS)

     The following matters in the original Japanese SRS are amended to have the same contents as those provided in the following items of the aforementioned Semi-annual
     Report:

          Before amendment                After amendment
    [Original Japanese SRS]          [Aforementioned Semi-annual
                                  Report]
I.  Description of the Fund      I.  Status of Investment
5.  Status of Investment            Portfolio of the Fund
   Portfolio
(A) Diversification of           (1  Diversification of
   Investment Portfolio         )   Investment Portfolio
                                  (the aforementioned
                                  Japanese Semi-annual
                                  Report, page 1)
(B) Results of Past Operations   (2  Results of Past Operations
                               )
    Record of Changes in Net         Record of Changes in Net
(1) Assets (Class M Shares)      a)  Assets (Class M Shares)
   (Regarding the amounts as       (Ditto, page 2)
   at the end of each month        (Regarding the amounts as
   during one-year period          at the end of each month
   from, and including, the        during one-year period
   latest relevant date            from, and including, the
   appertaining to the filing      latest relevant date
   date of the original            appertaining to the filing
   Japanese SRS)                   date of the afore-mentioned
                                  Semi-annual Report)
    Record of Distributions         Record of Distributions
(2) Paid (Class M Shares)        b) Paid (Class M Shares)
   (Regarding the dividends        (Ditto, page 3)
   paid at the end of each         (Regarding the dividends
   month up to the latest          paid at the end of each
   relevant date of the            month up to the latest
   original Japanese SRS)          relevant date of the afore-
                                   mentioned Semi-annual
                                   Report)
II. Outline of the Fund          II Outline of the Fund
                                .
1.  Fund                         1.  Fund
(E) Amount of Capital Share      (1  Amount of Capital Share
                               )   (Ditto, page 4)
(G) Information Concerning       (2  Information Concerning
   Major Shareholders           )   Major Shareholders (Ditto,
                                  page 4)
(H) Information Concerning       (3  Information Concerning
   Directors, Officers and      )   Directors, Officers and
   Employees                       Employees (Ditto, page 4)
(I) Description of Business and  (4  Description of Business and
   Outline of Operation         )   Outline of Operation
                                  (Ditto, page 6)
(J) Miscellaneous                (5  Miscellaneous (Ditto, page
                               )   6)
2.  Putnam Investment            2.  Putnam Investment
   Management, Inc.                Management, Inc.
   (Investment Management          (Investment Management
   Company)                        Company)
(E) Amount of Capital Share      (1  Amount of Capital Share
                               )   (Ditto, page 7)
(G) Information Concerning       (2  Information Concerning
   Major Shareholders           )   Major Shareholders (Ditto,
                                  page 7)
(H) Information Concerning       (3  Information Concerning
   Officers and Employees       )   Officers and Employees
                                  (Ditto, page 7)
(I) Description of Business and  (4  Summary of Business Lines
   Outline of Operation         )   and Business Operation
                                  (Ditto, page 17)
(J) Miscellaneous                (5  Miscellaneous (Ditto, page
                               )   38)

     With respect to Section IV the Financial Conditions of the Fund in the original SRS, Item III Financial
     Conditions of the Fund in the aforementioned Semi-annual
     Report (Ditto, from page 39 and 76) is added to the original SRS.

Part III. SPECIAL INFORMATION (page 5 of the original Japanese
SRS)

     With respect to Section II the Financial Conditions of the Investment Management Company in the original SRS,
     Item IV Financial Conditions of the Investment Management Company in the aforementioned Semi-annual Report (Ditto, page 77 and 78) is added to the original SRS.